UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-23011

PENN CAPITAL FUNDS TRUST
 (Exact name of registrant as specified in charter)

Navy Yard Corporate Center
1200 Intrepid Ave, Suite 400
Philadelphia, Pennsylvania 19112
(Address of principal executive offices) (Zip code)

Richard A. Hocker
Navy Yard Corporate Center
1200 Intrepid Ave, Suite 400
Philadelphia, Pennsylvania 19112

With copies to:

Lisa L.B. Matson, Esq.
Navy Yard Corporate Center
1200 Intrepid Ave, Suite 400
Philadelphia, Pennsylvania 19112

Michael P. O’Hare, Esq.
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103

(215) 302-1500
Registrant’s telephone number, including area code

Date of fiscal year end: June 30, 2018

Date of reporting period:    September 30, 2017

Item 1. Schedule of Investments.

Penn Capital Managed Alpha SMID Cap Equity Fund
(formerly Penn Capital Small/Mid Cap Equity Fund)
Schedule of Investments	September 30, 2017 (Unaudited)

Common Stocks: 90.9%	Shares	Value
Air Freight & Logistics: 1.9%
XPO Logistics, Inc. (a)	3,429	$232,418
Banks: 10.7%
BOK Financial Corp.	2,421	215,663
Chemical Financial Corp.	3,829	200,103
PacWest Bancorp	3,701	186,937
Pinnacle Financial Partners, Inc.	2,301	154,052
Sterling Bancorp	6,369	156,996
Webster Financial Corp.	3,457	181,665
Western Alliance Bancorp (a)	4,282	227,289
		1,322,705
Biotechnology: 2.7%
Bioverativ, Inc. (a)	2,680	152,948
Ironwood Pharmaceuticals, Inc. (a)	11,464	180,787
		333,735
Capital Markets: 1.7%
Affiliated Managers Group, Inc.	1,078	204,637
Chemicals: 1.2%
Valvoline, Inc.	6,430	150,784
Commercial Services & Supplies: 1.2%
KAR Auction Services, Inc.	3,181	151,861
Communications Equipment: 1.2%
CommScope Holding Co., Inc. (a)	4,339	144,098
Construction Materials: 1.8%
Summit Materials, Inc. - Class A (a)	6,861	219,758
Consumer Finance: 1.9%
SLM Corp. (a)	20,433	234,367
Containers & Packaging: 1.3%
Berry Global Group, Inc. (a)	2,950	167,117
Diversified Financial Services: 3.3%
FNF Group	4,214	199,996
Voya Financial, Inc.	5,318	212,135
		412,131
Diversified Telecommunication Services: 1.2%
8x8, Inc. (a)	10,564	142,614
Electronic Equipment, Instruments & Components: 2.2%
Mercury Systems, Inc. (a)	5,213	270,450
Energy Equipment & Services: 2.0%
Keane Group, Inc. (a)	8,290	138,277
U.S. Silica Holdings, Inc.	3,370	104,706
		242,983
Health Care Equipment & Supplies: 2.0%
NuVasive, Inc. (a)	1,639	90,899
Wright Medical Group NV (a)(b)	5,904	152,736
		243,635
Health Care Providers & Services: 3.3%
Acadia Healthcare Co., Inc. (a)	4,435	211,816
WellCare Health Plans, Inc. (a)	1,134	194,753
		406,569
Hotels, Restaurants & Leisure: 5.6%
Boyd Gaming Corp.	4,530	118,007
Jack in the Box, Inc.	1,000	101,920
Red Rock Resorts, Inc. - Class A	8,008	185,465
SeaWorld Entertainment, Inc.	8,008	104,024
Vail Resorts, Inc.	775	176,793
		686,209

Household Durables: 5.5%
CalAtlantic Group, Inc.	6,672	244,396
Roku, Inc. (a)	7,130	189,230
TopBuild Corp. (a)	3,706	241,520
		675,146
Insurance: 1.4%
Arch Capital Group Ltd. (a)(b)	1,821	179,369
Internet Software & Services: 3.9%
GoDaddy, Inc. - Class A (a)	5,999	261,017
Match Group, Inc. (a)	9,270	214,971
		475,988
IT Services: 1.2%
Blackhawk Network Holdings, Inc. (a)	3,265	143,007
Leisure Products: 0.9%
Brunswick Corp.	2,084	116,641
Life Sciences Tools & Services: 1.2%
Cambrex Corp. (a)	2,679	147,345
Machinery: 2.1%
Oshkosh Corp.	3,159	260,744
Media: 5.8%
Gray Television, Inc. (a)	12,007	188,510
Lions Gate Entertainment Corp. - Class B (a)(b)	3,774	119,975
Live Nation Entertainment, Inc. (a)	4,845	211,000
Nexstar Media Group, Inc. - Class A	3,056	190,389
		709,874
Metals & Mining: 0.8%
Cleveland-Cliffs, Inc. (a)	14,329	102,452
Multiline Retail: 1.5%
Burlington Stores, Inc. (a)	1,964	187,483
Oil, Gas & Consumable Fuels: 4.1%
Arch Coal, Inc. - Class A	1,052	75,470
Cabot Oil & Gas Corp.	6,224	166,492
Callon Petroleum Co. (a)	14,490	162,868
Oasis Petroleum, Inc. (a)	10,641	97,046
		501,876
Pharmaceuticals: 1.0%
Pacira Pharmaceuticals, Inc. (a)	3,192	119,860
Professional Services: 2.2%
TransUnion (a)	5,877	277,747
Road & Rail: 0.8%
Genesee & Wyoming, Inc. - Class A (a)	1,343	99,395
Semiconductors & Semiconductor Equipment: 3.9%
Cavium, Inc. (a)	2,170	143,090
Silicon Laboratories, Inc. (a)	1,996	159,480
Teradyne, Inc.	4,772	177,948
		480,518
Software: 2.6%
Nice Ltd. - ADR (b)	1,895	154,082
Tyler Technologies, Inc. (a)	947	165,081
		319,163
Specialty Retail: 1.4%
Floor & Decor Holdings, Inc. - Class A (a)	4,557	177,404
TravelCenters of America LLC (a)	1	2
		177,406
Trading Companies & Distributors: 4.2%
HD Supply Holdings, Inc. (a)	3,982	143,631
United Rentals, Inc. (a)	1,592	220,874
WESCO International, Inc. (a)	2,659	154,887
		519,392

Water Utilities: 1.2%
Aqua America, Inc.	4,401	146,069
Total Common Stocks (cost $9,229,125)		11,205,546

Real Estate Investment Trusts (REITs): 4.5%
Invitation Homes, Inc.	6,752	152,933
MGM Growth Properties LLC - Class A	7,543	227,874
The GEO Group, Inc.	6,304	169,577
Total REITS (cost $491,083)		550,384

Short-Term Investment: 4.3%
Money Market Fund - 4.3%
Short-Term Investments Trust Treasury Portfolio Institutional Class, 0.900% (c)	528,704	528,704
Total Short-Term Investments (cost $528,704)		528,704

Total Investments - 99.7% (cost $10,248,912)		12,284,634
Other Assets in Excess of Liabilities 0.3%		33,790
Net Assets: 100.0%		$12,318,424

(a)	No distribution or dividend was made during the period ending September 30, 2017. As such, it is classified as a non-income producing security as of September 30, 2017.
(b)	Foreign issued security. Foreign concentration was as follows: Bermuda 1.5%; Canada 1.0%; Israel 1.3%; Netherlands 1.2%.
(c)	Rate reported is the 7-day effective yield as of September 30, 2017.

	The cost basis of investments for federal income tax purposes at September 30, 2017 was as follows*:
	Cost of investments	$10,248,912
	Gross unrealized appreciation	2,302,296
	Gross unrealized depreciation	(266,574)
	Net unrealized appreciation	$2,035,722

*
Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

The industry classifications presented in this report, present the Global Industry Classification Standard (GICS®). GICS® was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P"). GICS® is a service mark of
MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Penn Capital Special Situations Small Cap Equity Fund
(formerly Penn Capital Small Cap Equity Fund)
Schedule of Investments	September 30, 2017 (Unaudited)

Common Stocks: 98.4%	Shares	Value
Aerospace & Defense: 1.3%
Aerojet Rocketdyne Holdings, Inc. (a)	8,994	$314,880
Banks: 11.2%
Byline Bancorp, Inc. (a)	9,404	199,929
Chemical Financial Corp.	7,622	398,326
Sterling Bancorp	12,873	317,319
Texas Capital Bancshares, Inc. (a)	6,887	590,905
Webster Financial Corp.	9,225	484,774
Western Alliance Bancorp (a)	7,755	411,635
Xperi Corp.	18,368	381,136
		2,784,024
Biotechnology: 1.3%
Ironwood Pharmaceuticals, Inc. (a)	21,058	332,085
Building Products: 1.2%
JELD-WEN Holding, Inc. (a)	8,530	302,986
Capital Markets: 2.2%
Hamilton Lane, Inc. - Class A	12,920	346,902
PJT Partners, Inc. - Class A	5,252	201,204
		548,106
Chemicals: 1.3%
Venator Materials PLC (a)(b)	14,124	319,202
Construction & Engineering: 0.5%
Tutor Perini Corp. (a)	4,490	127,516
Construction Materials: 1.6%
Summit Materials, Inc. - Class A (a)	12,521	401,048
Diversified Consumer Services: 1.4%
Chegg, Inc. (a)	23,124	343,160
Energy Equipment & Services: 5.1%
Fairmount Santrol Holdings, Inc. (a)	28,691	137,143
Keane Group, Inc. (a)	26,091	435,198
Noble Corp. PLC (a)(b)	41,991	193,159
Superior Energy Services, Inc. (a)	21,480	229,406
U.S. Silica Holdings, Inc.	8,252	256,390
		1,251,296
Health Care Equipment & Supplies: 3.9%
ICU Medical, Inc. (a)	1,209	224,693
LivaNova PLC (a)(b)	2,394	167,723
NuVasive, Inc. (a)	4,719	261,716
Wright Medical Group NV (a)(b)	12,114	313,389
		967,521
Health Care Providers & Services: 2.6%
Acadia Healthcare Co., Inc. (a)	8,064	385,136
WellCare Health Plans, Inc. (a)	1,543	264,995
		650,131
Hotels, Restaurants & Leisure: 10.0%
Belmond Ltd. - Class A (a)(b)	12,470	170,215
Penn National Gaming, Inc. (a)	13,245	309,801
Pinnacle Entertainment, Inc. (a)	20,110	428,544
Planet Fitness, Inc. - Class A	13,708	369,842
Red Rock Resorts, Inc. - Class A	18,627	431,401
Scientific Games Corp. - Class A (a)	9,505	435,804
SeaWorld Entertainment, Inc.	24,729	321,230
		2,466,837

Household Durables: 1.7%
TopBuild Corp. (a)	6,386	416,176
Independent Power and Renewable Electricity Producers: 1.8%
Dynegy, Inc. (a)	44,980	440,354
Internet Software & Services: 8.3%
Carbonite, Inc. (a)	14,012	308,264
Gogo, Inc. (a)	25,433	300,364
Hortonworks, Inc. (a)	16,266	275,709
Instructure, Inc. (a)	7,270	241,000
Mimecast Ltd. (a)(b)	8,630	245,265
MINDBODY, Inc. - Class A (a)	13,951	360,633
Q2 Holdings, Inc. (a)	7,891	328,660
		2,059,895
IT Services: 2.6%
Blackhawk Network Holdings, Inc. (a)	5,825	255,135
InterXion Holding NV (a)(b)	7,736	393,995
		649,130
Life Sciences Tools & Services: 1.7%
Cambrex Corp. (a)	7,562	415,910
Machinery: 6.7%
Atkore International Group, Inc. (a)	16,029	312,726
Harsco Corp. (a)	15,523	324,431
ITT, Inc.	7,714	341,499
Milacron Holdings Corp. (a)	16,612	280,078
SPX FLOW, Inc. (a)	10,195	393,119
		1,651,853
Media: 10.5%
AMC Entertainment Holdings, Inc. - Class A	17,067	250,885
The E. W. Scripps Co. - Class A (a)	15,630	298,689
Gray Television, Inc. (a)	36,665	575,641
MDC Partners, Inc. - Class A (b)	34,104	375,144
Media General, Inc. (a)	1,867	93
Nexstar Media Group, Inc. - Class A	9,919	617,954
Sinclair Broadcast Group, Inc. - Class A	14,969	479,756
		2,598,162
Metals & Mining: 2.2%
Cleveland-Cliffs, Inc. (a)	27,623	197,505
Ferroglobe PLC (b)	26,284	345,897
		543,402
Oil, Gas & Consumable Fuels: 4.0%
Oasis Petroleum, Inc. (a)	35,983	328,165
Rice Energy, Inc. (a)	6,905	199,831
Sanchez Energy Corp. (a)	18,955	91,363
WPX Energy, Inc. (a)	31,917	367,045
		986,404
Pharmaceuticals: 1.0%
Pacira Pharmaceuticals, Inc. (a)	6,579	247,041
Semiconductors & Semiconductor Equipment: 4.5%
Cavium, Inc. (a)	4,895	322,776
Semtech Corp. (a)	8,650	324,808
Versum Materials, Inc.	7,126	276,631
Xperi Corp.	8,020	202,906
		1,127,121
Software: 3.2%
Model N, Inc. (a)	12,020	179,699
Nice Ltd. - ADR (b)	3,977	323,370
Tyler Technologies, Inc. (a)	1,708	297,738
		800,807

Specialty Retail: 1.4%
Five Below, Inc. (a)	6,167	338,445
Textiles, Apparel & Luxury Goods: 1.0%
G-III Apparel Group Ltd. (a)	8,328	241,679
Thrifts & Mortgage Finance: 1.4%
WSFS Financial Corp.	7,076	344,955
Trading Companies & Distributors: 2.8%
Beacon Roofing Supply, Inc. (a)	8,548	438,085
DXP Enterprises, Inc. (a)	7,941	250,062
		688,147
Total Common Stocks (cost $22,763,375)		24,358,273

Short-Term Investment: 2.2%
Money Market Fund - 2.2%
Short-Term Investments Trust Treasury Portfolio Institutional Class, 0.900% (c)	533,595	533,595
Total Short-Term Investment (cost $533,595)		533,595

Total Investments - 100.6% (cost $23,296,970)		24,891,868
Liabilities in Excess of Other Assets (0.6%)		(145,376)
Net Assets: 100.0%		$24,746,492

(a)	No distribution or dividend was made during the period ending September 30, 2017. As such, it is classified as a non-income producing security as of September 30, 2017.
(b)	Foreign issued security. Foreign concentration was as follows: Bermuda 0.7%; Canada 1.5%; Israel 1.3%; Jersey 1.0%; Netherlands 2.9%; United Kingdom 4.1%.
(c)	Rate reported is the 7-day effective yield as of September 30, 2017.

The cost basis of investments for federal income tax purposes at September 30, 2017 was as follows*:
Cost of investments	$23,296,970
Gross unrealized appreciation	3,020,391
Gross unrealized depreciation	(1,425,493)
Net unrealized appreciation	$1,594,898

*
Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

PENN Capital Multi-Credit High Income Fund
(formerly Penn Capital Opportunistic High Yield Fund)
Schedule of Investments	September 30, 2017 (Unaudited)

Corporate Bonds: 87.8%	Principal	Value
Aerospace: 0.8%
Bombardier, Inc., 8.750%, 12/1/21 (a)(b)	30,000	$32,160
Bombardier, Inc., 6.120%, 1/15/23 (a)(b)	50,000	48,475
		80,635
Agriculture: 0.7%
Simmons Foods, Inc., 7.870%, 10/1/21 (a)	65,000	68,965
Airline Companies: 0.6%
Air Canada, 7.750%, 4/15/21 (a)(b)	50,000	56,875
Auto Parts & Equipment: 0.4%
Meritor, Inc., 6.250%, 2/15/24	35,000	37,212
Automotive: 0.6%
Navistar International Corp., 8.250%, 11/1/21	55,000	55,242
Banking: 1.9%
Ally Financial, Inc., 8.000%, 11/1/31	25,000	32,247
Ally Financial, Inc., 5.750%, 11/20/25	90,000	97,578
Ally Financial, Inc., 5.120%, 9/30/24	50,000	54,210
		184,035
Beverage: 0.6%
Cott Beverages, Inc., 5.370%, 7/1/22	60,000	62,550
Brokerage: 0.4%
Oppenheimer Holdings, Inc., 6.750%, 7/1/22	40,000	40,500
Building & Construction: 0.6%
Ashton Woods USA LLC, 6.750%, 8/1/25 (a)	15,000	14,850
Ashton Woods USA LLC, 6.870%, 2/15/21 (a)	24,000	24,480
Beazer Homes USA, Inc., 8.750%, 3/15/22	20,000	22,150
		61,480
Building Materials: 1.2%
Griffon Corp., 5.250%, 3/1/22	55,000	55,550
US Concrete, Inc., 6.370%, 6/1/24	60,000	64,650
		120,200
Chemical Companies: 1.3%
Olin Corp., 5.120%, 9/15/27	15,000	15,675
Platform Specialty Products Corp., 6.500%, 2/1/22 (a)	45,000	46,631
Tronox Finance LLC, 7.500%, 3/15/22 (a)	25,000	26,344
Tronox Finance PLC, 5.750%, 10/1/25 (a)(b)	40,000	41,000
		129,650
Chemicals: 0.5%
Trinseo Materials Operating SCA, 5.370%, 9/1/25 (a)(b)	45,000	46,294
Computer Hardware: 3.7%
Dell International LLC, 8.100%, 7/15/36 (a)	140,000	175,143
Micron Technology, Inc., 5.250%, 8/1/23 (a)	45,000	46,935
Qorvo, Inc., 6.750%, 12/1/23	40,000	43,556
Western Digital Corp., 10.500%, 4/1/24	80,000	94,000
		359,634
Consumer/Commercial/Lease Financing: 1.6%
International Lease Finance Corp., 8.620%, 1/15/22	35,000	42,883
Navient Corp., 6.120%, 3/25/24	35,000	36,085
Navient Corp., 6.620%, 7/26/21	10,000	10,700
Navient Corp., 5.870%, 10/25/24	65,000	65,975
		155,643
Diversified Capital Goods: 0.5%
Anixter, Inc., 5.120%, 10/1/21	50,000	53,750

Electric - Generation: 3.6%
Calpine Corp., 5.370%, 1/15/23	50,000	48,695
Dynegy, Inc., 7.620%, 11/1/24	70,000	72,537
Dynegy, Inc., 7.370%, 11/1/22	70,000	73,150
NRG Energy, Inc., 6.620%, 1/15/27	25,000	26,188
NRG Energy, Inc., 7.250%, 5/15/26	20,000	21,450
NRG Energy, Inc., 6.620%, 3/15/23	110,000	113,712
		355,732
Energy - Exploration & Production: 5.3%
Antero Resources Corp., 5.120%, 12/1/22	50,000	51,125
Approach Resources, Inc., 7.000%, 6/15/21	40,000	34,000
Bill Barrett Corp., 7.000%, 10/15/22	65,000	62,400
Carrizo Oil & Gas, Inc., 8.250%, 7/15/25	25,000	27,156
Comstock Resources, Inc., 10.000% Cash or 12.250% PIK, 3/15/20 (c)	80,000	79,600
Continental Resources, Inc., 5.000%, 9/15/22	20,000	20,325
Gulfport Energy Corp., 6.620%, 5/1/23	15,000	15,187
PetroQuest Energy, Inc., 10.000% Cash or 10.000% PIK, 2/15/21 (c)	59,457	44,593
Resolute Energy Corp., 8.500%, 5/1/20	95,000	96,663
Sanchez Energy Corp., 6.120%, 1/15/23	50,000	43,000
Unit Corp., 6.620%, 5/15/21	45,000	45,113
		519,162
Entertainment: 0.6%
AMC Entertainment Holdings, Inc., 5.750%, 6/15/25	25,000	24,562
National CineMedia LLC, 5.750%, 8/15/26	40,000	37,500
		62,062
Food - Wholesale: 0.9%
JBS USA Finance, Inc., 7.250%, 6/1/21 (a)	15,000	15,300
JBS USA Finance, Inc., 5.870%, 7/15/24 (a)	35,000	35,087
JBS USA Finance, Inc., 7.250%, 6/1/21 (a)	15,000	15,300
JBS USA Finance, Inc., 8.250%, 2/1/20 (a)	20,000	20,200
		85,887
Food & Drug Retailers: 0.8%
Albertsons Cos LLC / Safeway, Inc., 6.620%, 6/15/24	25,000	23,281
Ingles Markets, Inc., 5.750%, 6/15/23	25,000	24,437
Rite Aid Corp., 6.120%, 4/1/23 (a)	35,000	34,038
		81,756
Forestry/Paper: 0.4%
Rayonier AM Products, Inc., 5.500%, 6/1/24 (a)	40,000	38,750
Gaming: 2.9%
Caesars Entertainment Resort Properties LLC, 11.000%, 10/1/21	50,000	53,187
Chester Downs & Marina LLC, 9.250%, 2/1/20 (a)	25,000	25,312
Gateway Casinos & Entertainment Ltd., 8.250%, 3/1/24 (a)(b)	40,000	42,000
MGM Resorts International, 4.620%, 9/1/26	90,000	91,125
MGM Resorts International, 7.750%, 3/15/22	30,000	35,025
Pinnacle Entertainment, Inc., 5.620%, 5/1/24	35,000	35,788
		282,437
Gas Distribution: 5.1%
Blue Racer Midstream LLC, 6.120%, 11/15/22 (a)	45,000	46,687
DCP Midstream Operating LP, 3.870%, 3/15/23	55,000	53,900
DCP Midstream Operating LP, 4.950%, 4/1/22	33,000	34,238
DCP Midstream Operating LP, 5.850%, 5/21/43 (3 Month US LIBOR + 3.850%) (a)(d)	90,000	83,925
NGL Energy Partners LP, 5.120%, 7/15/19	50,000	50,000
NGL Energy Partners LP, 6.870%, 10/15/21	20,000	20,000
NGPL PipeCo LLC, 7.770%, 12/15/37 (a)	45,000	56,025
Rockies Express Pipeline LLC, 6.870%, 4/15/40 (a)	45,000	49,950
Rockies Express Pipeline LLC, 5.620%, 4/15/20 (a)	25,000	26,281
Sabine Pass Liquefaction LLC, 5.000%, 3/15/27	–	0
Sabine Pass Liquefaction LLC, 5.620%, 3/1/25	–	0

Sunoco LP, 6.370%, 4/1/23	45,000	47,813
Targa Resources Partners LP, 5.250%, 5/1/23	30,000	30,600
		499,419
Health Services: 4.2%
Acadia Healthcare Co., Inc., 5.620%, 2/15/23	35,000	36,750
Acadia Healthcare Co., Inc., 6.120%, 3/15/21	35,000	36,039
Envision Healthcare Corp., 5.120%, 7/15/22	45,000	46,913
Centene Corp., 6.120%, 2/15/24	30,000	32,438
DaVita, Inc., 5.620%, 7/15/24	40,000	39,825
HealthSouth Corp., 5.750%, 9/15/25	50,000	52,015
Opal Acquisition, Inc., 10.000%, 10/1/24 (a)	80,000	69,100
Opal Acquisition, Inc., 7.500%, 7/1/24 (a)	10,000	9,750
Select Medical Corp., 6.370%, 6/1/21	85,000	87,656
		410,486
Hospitals: 2.7%
Community Health Systems, Inc., 7.120%, 7/15/20	45,000	40,612
HCA, Inc., 7.500%, 2/15/22	25,000	28,680
HCA, Inc., 5.250%, 6/15/26	40,000	43,100
HCA, Inc., 5.370%, 2/1/25	65,000	68,494
Tenet Healthcare Corp., 8.120%, 4/1/22	80,000	81,400
		262,286
Hotels: 0.6%
FelCor Lodging LP, 5.620%, 3/1/23	60,000	62,175
Household & Leisure Products/Durables: 0.5%
Tempur Sealy International, Inc., 5.500%, 6/15/26	45,000	46,013
Investments & Miscellaneous Financial Services: 2.9%
First Data Corp., 5.750%, 1/15/24 (a)	50,000	52,312
First Data Corp., 5.000%, 1/15/24 (a)	30,000	31,149
First Data Corp., 7.000%, 12/1/23 (a)	75,000	80,085
Icahn Enterprises LP, 6.750%, 2/1/24	40,000	42,200
Icahn Enterprises LP, 5.870%, 2/1/22	45,000	46,350
VFH Parent LLC, 6.750%, 6/15/22	35,000	36,444
		288,540
Machinery Companies: 0.6%
Zekelman Industries, Inc., 9.870%, 6/15/23 (a)	50,000	56,375
Media - Broadcast: 3.7%
Gray Television, Inc., 5.120%, 10/15/24 (a)	25,000	25,125
Gray Television, Inc., 5.870%, 7/15/26 (a)	25,000	25,750
Salem Media Group, Inc., 6.750%, 6/1/24 (a)	45,000	46,800
Sinclair Television Group, Inc., 5.620%, 8/1/24 (a)	65,000	66,706
Townsquare Media, Inc., 6.500%, 4/1/23 (a)	25,000	25,375
Urban One, Inc., 7.370%, 10/15/22 (a)	45,000	45,000
Urban One, Inc., 9.250%, 2/15/20 (a)	140,000	132,650
		367,406
Media - Cable: 2.9%
Altice Luxembourg SA, 7.620%, 2/15/25(a)(b)	200,000	215,750
Dish DBS Corp., 7.750%, 7/1/26	20,000	22,950
Dish DBS Corp., 6.750%, 6/1/21	40,000	44,000
		282,700
Media - Services: 1.3%
Clear Channel Worldwide Holdings, Inc., 7.620%, 3/15/20	10,000	9,875
Clear Channel Worldwide Holdings, Inc., 7.620%, 3/15/20	40,000	39,400
Lamar Media Corp., 5.750%, 2/1/26	10,000	10,850
MDC Partners, Inc., 6.500%, 5/1/24(a)(b)	70,000	70,525
		130,650
Metals/Mining Excluding Steel: 4.5%
Aleris International, Inc., 7.870%, 11/1/20	45,000	45,000

Alliance Resource Operating Partners LP, 7.500%, 5/1/25 (a)	40,000	41,500
Cleveland-Cliffs, Inc., 5.750%, 3/1/25 (a)	35,000	33,600
Cloud Peak Energy Resources LLC, 12.000%, 11/1/21	40,000	42,000
Freeport-McMoRan, Inc., 4.550%, 11/14/24	15,000	15,015
Freeport-McMoRan, Inc., 5.450%, 3/15/43	75,000	70,078
Freeport-McMoRan, Inc., 3.870%, 3/15/23	5,000	4,925
Peabody Energy Corp., 10.000%, 3/15/22	95,000	0
Peabody Energy Corp., 6.370%, 3/31/25 (a)	45,000	46,237
SunCoke Energy Partners LP, 7.500%, 6/15/25 (a)	45,000	46,463
Teck Resources Ltd., 5.200%, 3/1/42 (b)	35,000	34,825
Teck Resources Ltd., 3.750%, 2/1/23 (b)	35,000	35,445
Teck Resources Ltd., 6.250%, 7/15/41 (b)	25,000	28,233
		443,321
Multi-Line Insurance: 0.4%
HUB International Ltd., 7.870%, 10/1/21 (a)	35,000	36,444
Non-Food & Drug Retailers: 0.7%
JC Penney Corp., Inc., 8.120%, 10/1/19	22,000	23,485
PetSmart, Inc., 5.870%, 6/1/25 (a)	50,000	43,625
		67,110
Oil Field Equipment & Services: 2.3%
CSI Compressco LP, 7.250%, 8/15/22	45,000	41,625
Noble Holding International Ltd., 7.750%, 1/15/24 (b)	60,000	53,250
Pioneer Energy Services Corp., 6.120%, 3/15/22	60,000	50,700
SESI LLC, 7.120%, 12/15/21	15,000	15,300
Transocean, Inc., 6.800%, 3/15/38 (b)	30,000	24,450
Transocean, Inc., 8.370%, 12/15/21 (b)	15,000	16,013
Williams Partners LP, 4.870%, 3/15/24	25,000	26,164
		227,502
Oil Refining & Marketing: 0.7%
PBF Holding Co. LLC, 7.000%, 11/15/23	40,000	41,200
PBF Holding Co. LLC, 7.250%, 6/15/25	25,000	25,563
		66,763
Pharmaceuticals & Devices: 5.3%
Endo Finance LLC, 5.370%, 1/15/23 (a)	55,000	44,825
Jaguar Holding Co. II, 6.370%, 8/1/23 (a)	55,000	57,544
Kinetic Concepts, Inc., 12.500%, 11/1/21 (a)	75,000	83,437
Mallinckrodt International Finance SA, 4.750%, 4/15/23 (b)	35,000	29,837
Mallinckrodt International Finance SA, 5.750%, 8/1/22 (a)(b)	40,000	39,100
Valeant Pharmaceuticals International, Inc., 5.620%, 12/1/21 (a)	30,000	28,088
Valeant Pharmaceuticals International, Inc., 5.370%, 3/15/20 (a)	45,000	44,944
Valeant Pharmaceuticals International, Inc., 5.870%, 5/15/23 (a)	115,000	101,631
Valeant Pharmaceuticals International, 6.370%, 10/15/20 (a)	90,000	90,085
		519,491
Printing & Publishing: 0.5%
Lee Enterprises, Inc., 9.500%, 3/15/22 (a)	45,000	46,744
Railroads: 0.6%
Watco Cos LLC, 6.370%, 4/1/23 (a)	60,000	62,250
Real Estate Development & Management: 0.5%
Realogy Group LLC, 5.250%, 12/1/21 (a)	50,000	52,000
Restaurants: 0.9%
Landry's, Inc., 6.750%, 10/15/24 (a)	50,000	50,562
P.F. Chang's China Bistro, Inc., 10.250%, 6/30/20 (a)	40,000	39,100
		89,662
Special Retail: 0.2%
Staples, Inc., 8.500%, 9/15/25 (a)	25,000	24,312
Steel Producers & Products: 0.6%
United States Steel Corp., 6.870%, 8/15/25	35,000	35,788
United States Steel Corp., 7.370%, 4/1/20	25,000	27,250
		63,038

Support - Services: 1.8%
Herc Rentals, Inc., 7.500%, 6/1/22 (a)	21,000	22,706
Herc Rentals, Inc., 7.750%, 6/1/24 (a)	30,000	32,550
The ADT Corp., 4.870%, 7/15/32 (a)	50,000	46,750
The ADT Corp., 3.500%, 7/15/22	10,000	10,000
The ADT Corp., 6.250%, 10/15/21	20,000	22,175
The GEO Group, Inc., 5.870%, 10/15/24	45,000	46,913
		181,094
Telecom - Integrated/Services: 8.7%
CenturyLink, Inc., 5.620%, 4/1/20	25,000	26,086
Cincinnati Bell, Inc., 7.000%, 7/15/24 (a)	35,000	34,212
Cogent Communications Finance, Inc., 5.620%, 4/15/21 (a)	65,000	66,625
Consolidated Communications, Inc., 6.500%, 10/1/22	70,000	67,288
Frontier Communications Corp., 9.250%, 7/1/21	55,000	48,280
Frontier Communications Corp., 11.000%, 9/15/25	15,000	12,750
Frontier Communications Corp., 8.870%, 9/15/20	20,000	19,314
Frontier Communications Corp., 8.500%, 4/15/20	60,000	58,200
Gogo Intermediate Holdings LLC, 12.500%, 7/1/22 (a)	110,000	125,400
Intelsat Connect Finance SA, 12.500%, 4/1/22 (a)(b)	53,000	51,841
Intelsat Jackson Holdings SA, 9.750%, 7/15/25 (a)(b)	15,000	15,150
Intelsat Jackson Holdings SA, 5.500%, 8/1/23 (b)	70,000	59,325
Intelsat Jackson Holdings SA, 7.250%, 10/15/20 (b)	50,000	48,125
Level 3 Financing, Inc., 5.120%, 5/1/23	40,000	40,675
Uniti Group LP, 6.000%, 4/15/23 (a)	25,000	23,938
Uniti Group LP, 7.120%, 12/15/24 (a)	65,000	54,884
WaveDivision Escrow LLC, 8.120%, 9/1/20 (a)	50,000	51,125
Windstream Services LLC, 7.750%, 10/1/21	35,000	26,075
Windstream Services LLC, 7.750%, 10/15/20	30,000	24,000
		853,293
Telecom - Wireless: 3.6%
GTT Communications, Inc., 7.870%, 12/31/24 (a)	35,000	37,188
Sprint Capital Corp., 8.750%, 3/15/32	40,000	51,150
Sprint Capital Corp., 6.870%, 11/15/28	85,000	95,200
Sprint Corp., 7.120%, 6/15/24	70,000	78,750
Sprint Corp., 7.870%, 9/15/23	40,000	46,400
Sprint Corp., 7.250%, 9/15/21	20,000	22,225
Telesat Canada, 8.870%, 11/15/24 (a)(b)	25,000	28,156
		359,069
Telecommunications Equipment: 0.5%
CommScope Technologies, Inc., 5.000%, 3/15/27 (a)	5,000	5,012
CommScope, Inc., 5.500%, 6/15/24 (a)	40,000	41,850
		46,862
Transportation Excluding Air/Rail: 1.3%
Deck Chassis Acquisition, Inc., 10.000%, 6/15/23 (a)	30,000	33,675
Eletson Holdings, Inc., 9.620%, 1/15/22 (a)(b)	65,000	51,675
The Kenan Advantage Group, Inc., 7.870%, 7/31/23 (a)	45,000	46,237
		131,587
Wireless Telecommunication Services: 0.3%
United States Cellular Corp., 6.700%, 12/15/33	30,000	31,238
Total Corporate Bonds (cost $8,309,940)		8,646,281

Convertible Bonds: 1.3%
Automotive: 0.3%
Navistar International Corp., 4.750%, 4/15/19	25,000	27,406
Energy - Exploration & Production: 0.5%
Comstock Resources, Inc., 7.750% Cash or 7.750% PIK, 4/1/19 (c)	60,000	48,000

Support - Services: 0.5%
Gogo, Inc., 3.750%, 3/1/20	55,000	50,291
Total Convertible Bonds (cost $121,670)		125,697

Common Stocks: 0.0%	Shares
Energy - Exploration & Production: 0.0%
PetroQuest Energy, Inc. (e)(f) (Originally acquired 9/27/16, Cost $0)	794	1,818
Media - Cable: 0.0%
ACC Claims Holdings LLC	11,610	43
Metals/Mining Excluding Steel: 0.0%
Peabody Energy Corp. (e)(g)(h)	26	755
Total Common Stocks (cost $526)		2,616

Convertible Preferred Stock: 0.1%
Metals/Mining Excluding Steel: 0.1%
Peabody Energy Corp. (e)(g)	140	7,858
Total Convertible Preferred Stock (cost $3,500)		7,858

Mutual Fund: 4.9%
Penn Capital Defensive Floating Rate Income Fund (i)	47,634	486,816
Total Mutual Fund (cost $486,937)		486,816

Preferred Stock: 0.0%
Spanish Broadcasting Systems, Inc. 10.750% Cash or 10.750% PIK (c)	1	41
Total Preferred Stock (cost $613)		41

Warrant: 0.0%
Comstock Resources, Inc. (e)	138	837
Total Warrant (cost $0)		837

Short-Term Investment: 0.5%
Money Market Fund - 0.5%
Short-Term Investments Trust Treasury Portfolio Institutional Class, 0.900% (j)	45,775	45,775
Total Short-Term Investments (cost $45,775)		45,775

Total Investments - 94.6% (cost $8,968,961)		9,315,921
Other Assets and Liabilities 5.4%		534,966
Net Assets: 100.0%		$9,850,887

(a)
Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  As of September 30, 2017, the value of these investments was $3,850,924, or 39.1% of total net assets.

(b)	Foreign Issued Security. Foreign concentration was as follows: Britain 0.4%; Canada 3.8%; Cayman Islands 1.0%; Greece 0.5%; Luxembourg 5.1%.
(c)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash.
(d)	Variable rate security. The rate listed is as of September 30, 2017.
(e)	No distribution or dividend was made during the period ending September 30, 2017. As such, it is classified as a non-income producing security as of September 30, 2017.
(f)	Restricted security as to resale, excluding 144A securities. As of September 30, 2017, the Fund held a restricted security with a current value of $1,818, or 0.0% of its total net assets.
(g)	Item identified as in default as to payment of interest.
(h)	Value determined using significant unobservable inputs.
(i)	Rate reported is the 7-day effective yield as of September 30, 2017.
(j)	Affiliated company. See Footnote 3.

The cost basis of investments for federal income tax purposes at September 30, 2017 was as follows*:
Cost of investments	$8,968,961
Gross unrealized appreciation	454,397
Gross unrealized depreciation	(107,437)
Net unrealized appreciation	$346,960

*
Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Penn Capital Defensive Floating Rate Income Fund
(formerly Penn Capital Senior Floating Rate Income Fund)
Schedule of Investments	September 30, 2017 (Unaudited)

Bank Loans: 86.7%(a)	Principal	Value
Airline Companies: 1.3%
American Airlines, Inc., 3.730% (1 Month US LIBOR + 2.500%), 4/28/23	99,000	$99,248
United Airlines, Inc., 3.560% (3 Month US LIBOR + 2.250%), 4/1/24	248,750	249,476
		348,724
Auto Parts & Equipment: 0.9%
Key Safety Systems, Inc., 5.820% (3 Month US LIBOR + 4.500%), 8/29/21	235,287	236,612
Automotive: 2.8%
Capital Automotive, L.P., 4.240% (1 Month US LIBOR + 3.000%), 3/24/24	246,638	247,871
Navistar Inc., 5.240% (1 Month US LIBOR + 4.000%), 8/7/20	247,481	248,615
Winnebago Industries, Inc., 5.790% (3 Month US LIBOR + 4.500%), 11/8/23	236,667	239,921
		736,407
Building Materials: 0.9%
Quikrete Holdings, Inc., 3.980% (1 Month US LIBOR + 2.750%), 11/15/23	248,125	247,926
Building Products: 0.9%
Atkore International, Inc., 4.340% (3 Month US LIBOR + 3.000%), 12/22/23	248,125	249,366
Chemical Compaines: 1.9%
McAfee, 5.500%, (3 Month US LIBOR + 4.500) 9/28/24	250,000	251,125
Tronox, 4.320%, (3 Month US LIBOR + 3.000%) 9/14/24	75,582	75,849
Tronox, 4.320%, (3 Month US LIBOR + 3.000%) 9/14/24	174,419	175,036
		502,010
Communications Equipment: 0.8%
Polycom, Inc., 6.480% (1 Month US LIBOR + 5.250%), 9/27/23	215,083	217,342
Computer Hardware: 0.9%
Quest Software US Holdings, Inc., 7.230% (1 Month US LIBOR + 6.000%), 10/31/22	242,992	246,258
Computers & Peripherals: 0.9%
Western Digital Corp., 3.980% (1 Month US LIBOR + 2.750%), 4/29/23	245,767	247,057
Consumer - Products: 0.9%
HLF Financing Sarl, 6.730% (1 Month US LIBOR + 5.500%), 2/15/23	240,625	243,031
Consumer/Commercial/Lease Financing: 0.9%
Avolon Holdings Ltd., 3.990% (1 Month US LIBOR + 2.750%), 4/3/22	249,375	249,841
Diversified Capital Goods: 1.9%
Gardner Denver, Inc., 4.080% (3 Month US LIBOR + 2.750%), 7/30/24	250,000	250,220
Harsco Corp., 6.250% (1 Month US LIBOR + 5.000%), 11/2/23	248,125	251,122
		501,342
Diversified Financial Services: 1.0%
Canyon Valor Cos, Inc., 5.580% (3 Month US LIBOR + 4.250%), 6/16/23	250,000	253,020
Diversified Telecommunication Services: 0.9%
Consolidated Communications, Inc., 4.240% (1 Month US LIBOR + 3.000%), 10/5/23	249,692	242,686
Electric - Generation: 3.6%
Calpine Corp., 4.090% (3 Month US LIBOR + 2.750%), 1/15/23	243,769	243,281
Dynegy, Inc., 4.480% (1 Month US LIBOR + 3.250%), 2/7/24	226,893	227,812
Helix Gen Funding LLC, 5.080% (3 Month US LIBOR + 3.750%), 6/3/24	237,859	240,306
Lightstone Holdco LLC, 5.730% (1 Month US LIBOR + 4.500%), 1/30/24	14,493	14,420
Lightstone Holdco LLC, 5.730% (1 Month US LIBOR + 4.500%), 1/30/24	232,590	231,428
		957,247
Electronics: 0.9%
Micron Technology, Inc., 3.740% (1 Month US LIBOR + 2.500%), 4/26/22	246,875	248,438
Entertainment: 1.9%
Intrawest Resorts Holdings, Inc., 4.480% (1 Month US LIBOR + 3.250%), 7/31/24	250,000	251,095
Life Time Fitness, Inc., 4.320% (3 Month US LIBOR + 3.000%), 6/10/22	245,631	246,285
		497,380
Environmental & Waste: 0.9%
Allied Universal Holdco LLC, 5.080% (3 Month US LIBOR + 3.750%), 7/28/22	232,192	231,370
Food - Wholesale: 1.9%
American Seafoods Group LLC, 4.560% (3 Months US LIBOR + 3.250%), 8/21/23	250,000	250,312
JBS USA LUX SA, 5,750% (3 Months US LIBOR + 2.500%), 10/30/22	248,750	245,641
		495,953
Food & Drug Retailers: 1.7%
Albertson's LLC, 4.240% (3 Month US LIBOR + 3.000%), 12/21/22	247,509	238,272
Moran Foods LLC, 7.230% (1 Month US LIBOR + 6.000%), 12/5/23	248,125	227,035
		465,307

Gaming: 2.5%
Boyd Gaming Corp., 3.690% (1 Week US LIBOR + 2.500%), 9/15/23	243,807	244,478
Eldorado Resorts, Inc., 3.560% (3 Month US LIBOR + 2.250%), 4/17/24	172,737	172,521
Scientific Games International, Inc., 4.510% (2 Month US LIBOR + 3.250%), 8/14/24	250,000	250,235
		667,234
Gas Utilities: 0.9%
Vistra Operations Co. LLC, 3.980% (1 Month US LIBOR + 2.750%), 12/14/23	248,125	248,916
Health Care Equipment & Supplies: 0.9%
Mallinckrodt International Finance SA, 4.080% (3 Month US LIBOR + 2.750%), 9/24/24	248,750	248,509
Health Care Providers & Services: 0.9%
Prospect Medical Holdings, Inc., 7.500% (3 Month US LIBOR + 6.000%), 6/30/22	246,875	249,961
Health Services: 3.7%
Acadia Healthcare Co., Inc., 3.980% (1 Month US LIBOR + 2.750%), 2/16/23	245,625	247,221
Concentra, Inc., 4.320% (3 Month US LIBOR + 3.000%), 6/1/22	239,804	240,303
Envision Healthcare Corp., 4.240% (1 Month US LIBOR + 3.000%), 12/1/23	245,647	246,109
Select Medical Corp., 4.810% (3 Month US LIBOR + 3.500%), 3/6/24	248,750	251,031
		984,664
Hospitals: 0.6%
Community Health Systems, Inc., 4.320% (3 Month US LIBOR + 3.000%), 1/27/21	170,378	169,150
Hotels: 0.9%
Belmond Interfin Ltd., 3.980% (1 Month US LIBOR + 2.750%), 7/3/24	249,375	249,532
Investments & Miscellaneous Financial Services: 2.8%
FinCo I LLC, 2.750% (1 Month US LIBOR + 2.750%), 6/12/22	250,000	252,322
LPL Holdings, Inc., 3.380% (6 Month US LIBOR + 2.250%), 9/21/24	249,375	248,752
Russell Investment Management Company, 5.480% (1 Month US LIBOR + 4.250%), 6/1/23	246,875	250,269
		751,343
IT Services: 0.9%
NAB Holdings LLC, 4.830% (3 Month US LIBOR + 3.500%), 6/30/24	249,375	250,467
Media - Broadcast: 7.4%
Altice US Finance I Corp., 3.480% (1 Month US LIBOR + 2.250%), 7/14/25	246,886	245,590
CSC Holdings LLC, 3.480% (1 Month US LIBOR + 2.250%), 7/17/25	250,000	248,393
Gray Television, Inc., 3.740% (1 Month US LIBOR + 2.500%), 2/7/24	248,125	249,055
Radiate Holdco LLC, 4.230% (1 Month US LIBOR + 3.000%), 2/1/24	248,750	245,200
Urban One, Inc., 5.340% (3 Month US LIBOR + 4.000%), 4/18/23	248,750	243,775
Sinclair Television Group, Inc., 3.490% (1 Month US LIBOR + 2.250%), 1/3/24	248,125	248,435
Univision Communications, Inc., 3.980% (1 Month US LIBOR + 2.750%), 3/15/24	244,689	242,396
WideOpenWest Finance LLC, 4.480% (1 Month US LIBOR + 3.250%), 8/19/23	250,000	249,375
		1,972,219
Metals & Mining: 1.9%
Big River Steel LLC, 6.330% (3 Month US LIBOR + 5.000%), 8/15/23	250,000	252,500
Zekelman Industries, Inc., 4.070% (3 Month US LIBOR + 2.750%), 6/14/21	246,884	247,810
		500,310
Metals/Mining Excluding Steel: 0.7%
Peabody Energy Corp., 4.730% (1 Month US LIBOR + 3.500%), 3/31/22	170,428	171,174
Non-Food & Drug Retailers: 3.5%
G-III Apparel Group Ltd., 6.560% (2 Month US LIBOR + 5.250%), 12/1/22	250,000	250,937
JC Penney Corp., Inc., 5.570% (3 Month US LIBOR + 4.250%), 6/23/23	245,253	238,202
PetSmart, Inc., 4.240% (1 Month US LIBOR + 3.000%), 3/10/22	250,000	210,833
The Men's Wearhouse, Inc., 4.810% (3 Month US LIBOR + 3.500%), 6/18/21	245,517	238,996
		938,968
Other Industrial & Manufacturing: 1.5%
Rexnord, 4.060% (3 Month US LIBOR + 2.750%), 8/21/23	209,642	210,349
XPO Logistics, Inc., 3.550% (3 Month US LIBOR + 2.250%), 10/30/21	181,427	181,744
		392,093
Packaging: 0.7%
Berry Global, Inc., 3.480% (1 Month US LIBOR + 2.250%), 10/1/22	185,988	186,453
Pharmaceuticals & Devices: 3.3%
Alere, Inc., 4.490% (1 Month US LIBOR + 3.250%), 6/18/22	246,844	246,639
Endo International PLC, 5.500% (1 Month US LIBOR + 4.250%), 4/27/24	249,375	251,557
Kinetic Concepts, Inc., 4.580% (3 Month US LIBOR + 3.250%), 2/3/24	249,375	248,362
Valeant Pharmaceuticals International, Inc., 5.990% (1 Month US LIBOR + 4.750%), 4/1/22	128,732	130,997
		877,555
Printing & Publishing: 0.7%
Tribune Media Co., 4.230% (1 Month US LIBOR + 3.000%), 1/27/24	188,272	188,449
Restaurants: 1.8%
Restaurant Brands, Inc., 3.520% (3 Month US LIBOR + 2.250%), 2/17/24	247,712	247,279
P.F. Chang's China Bistro, Inc., 6.240% (1 Month US LIBOR + 5.000%), 9/1/22	250,000	237,500
		484,779

Semiconductors & Semiconductor Equipment: 0.9%
Xperi Corp., 4.480% (1 Month US LIBOR + 3.250%), 11/30/23	248,125	249,676
Software: 1.0%
Veritas US, Inc., 5.830% (3 Month US LIBOR + 4.500%), 1/27/23	262,973	265,274
Software/Services: 5.0%
Almonde, Inc., 4.820% (3 Month US LIBOR + 3.500%), 6/16/24	250,000	251,028
Blucora, Inc., 5.070% (3 Month US LIBOR + 3.750%), 5/22/24	233,333	235,083
First Data Corp., 3.740% (1 Month US LIBOR + 2.500%), 4/26/24	238,143	238,867
Match Group, Inc., 3.810% (3 Month US LIBOR + 2.500%), 11/16/22	109,375	110,059
MTS Systems Corp., 4.490% (1 Month US LIBOR + 3.250%), 7/5/23	249,370	250,929
Uber Technologies, Inc., 5.240% (1 Month US LIBOR + 4.000%), 7/13/23	248,744	249,833
		1,335,799
Special Retail: 0.9%
Staples, Inc., 4.750% (3 Month US LIBOR + 4.000%), 9/12/24	250,000	248,795
Support - Services: 2.8%
The ServiceMaster Co. LLC, 3.730% (1 Month US LIBOR + 2.500%), 11/8/23	248,125	248,870
TruGreen LP, 5.230% (1 US LIBOR + 4.000%), 4/13/23	247,500	250,284
Utility One Source LLC, 6.730% (1 Month US LIBOR + 5.500%), 4/18/23	249,375	254,986
		754,140
Telecom - Integrated/Services: 10.1%
CenturyLink Escrow LLC, 2.750% (1 Month LIBOR + 2.750%), 1/31/25	250,000	242,125
Cincinnati Bell, Inc., 4.750% (1 Month US LIBOR + 3.750%), 10/2/24	250,000	251,875
Cyxtera DC Holdings, Inc., 4.310% (3 Month US LIBOR + 3.000%), 5/1/24	249,375	250,205
Frontier Communications Corp., 3.990% (1 Month US LIBOR + 2.750%), 3/31/21	234,177	223,346
GTT Communications, Inc., 4.500% (1 US LIBOR + 3.250%), 1/9/24	248,125	249,055
Intelsat Jackson Holdings SA, 4.070% (3 Month US LIBOR + 2.750%), 6/30/19	250,000	249,087
MacDonald Dettwiler & Associates Ltd., 4.050% (1 Month US LIBOR + 2.750%), 7/6/24	250,000	250,188
SFR Group SA, 4.560% (3 Month US LIBOR + 3.250%), 1/31/25	248,125	248,780
Sprint Communications, Inc., 3.750% (1 Month US LIBOR + 2.500%), 2/2/24	248,750	248,907
Telenet Financing USD LLC, 3.980% (1 Month US LIBOR + 2.750%), 6/30/25	250,000	250,688
Telesat Canada, 4.240% (1 Month US LIBOR + 3.000%), 11/17/23	247,505	249,208
Uniti Group, L.P., 4.235% (1 Month US LIBOR + 3.000%), 10/24/22	–	0
		2,713,464
Telecom - Wireless: 0.8%
Windstream Services LLC, 4.750% (1 Month US LIBOR + 4.000%), 3/30/21	250,000	222,500
Trading Companies & Distributors: 0.9%
DXP Enterprises, Inc., 6.730% (1 Month US LIBOR + 5.500%), 8/29/23	250,000	248,125
Transportation Excluding Air/Rail: 0.9%
YRC Worldwide, Inc., 9.730% (1 Month US LIBOR + 8.500%), 7/26/22	249,611	243,728
Total Bank Loans (cost $23,113,530)		23,230,594

Corporate Bonds: 10.3%
Automotive: 0.5%
Penske Automotive Group, Inc., 3.750%, 8/15/20	130,000	132,600
Building & Construction: 0.4%
Lennar Corp., 4.120%, 1/15/22	110,000	113,575
Chemical Compaines: 0.6%
Valvoline, Inc., 4.370%, 8/15/25(b)	165,000	167,904
Chemicals: 0.4%
CF Industries, Inc., 7.120%, 5/1/20	100,000	111,000
Computer Hardware: 0.8%
Dell International LLC, 5.870%, 6/15/21(b)	100,000	104,542
Western Digital Corp., 10.500%, 4/1/24	100,000	117,500
		222,042
Consumer/Commercial/Lease Financing: 0.4%
Navient Corp., 8.000%, 3/25/20	100,000	110,250
Electric - Generation: 0.9%
Dynegy, Inc., 7.370%, 11/1/22	125,000	130,625
NRG Energy, Inc., 6.250%, 7/15/22	115,000	120,750
		251,375
Energy - Exploration & Production: 0.4%
Carrizo Oil & Gas, Inc., 7.500%, 9/15/20	100,000	102,125
Entertainment: 0.5%
NCL Corp. Ltd., 4.750%, 12/15/21(b)(c)	125,000	129,687
Gas Distribution: 1.1%
NGL Energy Partners, L.P., 5.120%, 7/15/19	130,000	130,000
Tallgrass Energy Partners, L.P., 5.500%, 9/15/24(b)	145,000	148,988
		278,988

Hospitals: 0.5%
HCA, Inc., 7.500%, 2/15/22	125,000	143,399
Household & Leisure Products/Durables: 0.5%
Tempur Sealy International, Inc., 5.620%, 10/15/23	125,000	131,406
Investments & Miscellaneous Financial Services: 0.9%
Icahn Enterprises, L.P., 6.250%, 2/1/22	100,000	104,250
VFH Parent LLC, 6.750%, 6/15/22	125,000	130,156
		234,406
Media - Diversified: 0.4%
Videotron Ltd, 5.000%, 7/15/22 (c)	100,000	108,000
Metals/Mining Excluding Steel: 0.3%
Peabody Energy Corp., 6.000%, 3/31/22(b)	65,000	67,113
Support - Services: 0.4%
CoreCivic, Inc., 4.120%, 4/1/20	110,000	112,750
Telecom - Integrated/Services: 1.3%
Gogo Intermediate Holdings LLC, 12.500%, 7/1/22(b)	115,000	131,100
Hughes Satellite Systems Corp., 7.620%, 6/15/21	125,000	141,940
Uniti Group, L.P., 6.000%, 4/15/23(b)	80,000	76,600
		349,640
Total Corporate Bonds (cost $2,706,928)		2,766,260

Short-Term Investment: 6.0%	Shares
Short-Term Investments Trust Treasury Portfolio Institutional Class, 0.900%(d)	1,593,636	1,593,636
Total Short-Term Investment (cost $1,593,636)		1,593,636

Total Investments - 103.0% (cost $27,414,094)		27,590,490
Liabilities in Excess of Other Assets 3.0%		(798,129)
Net Assets: 100.0%		$26,792,361

(a)
Bank Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(b)
Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  As of September 30, 2017, the value of these investments was $825,934, or 3.1% of total net assets.

(c)	Foreign Issued Security. Foreign concentration was as follows: Bermuda 0.5%, Canada 0.4%.
(d)	Rate reported is the 7-day effective yield as of September 30, 2017.

The cost basis of investments for federal income tax purposes at September 30, 2017 was as follows*:
Cost of investments	$27,414,094
Gross unrealized appreciation	269,694
Gross unrealized depreciation	(93,298)
Net unrealized appreciation	$176,396

*
Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

PENN Capital Defensive Short Duration High Income Fund
Schedule of Investments	September 30, 2017 (Unaudited)

Corporate Bonds: 86.0%	Principal	Value
Aerospace: 2.9%
Bombardier, Inc., 8.750%, 12/1/21 (a)(b)	75,000	$80,400
Bombardier, Inc., 7.750%, 3/15/20 (a)(b)	45,000	47,925
Kratos Defense & Security Solutions, Inc., 7.000%, 5/15/19	40,000	40,950
		169,275
Airline Companies: 4.4%
Air Canada, 7.750%, 4/15/21 (a)(b)	15,000	17,062
American Airlines Group, Inc., 6.120%, 6/1/18	75,000	76,823
American Airlines Group, Inc., 5.500%, 10/1/19 (a)	40,000	41,900
United Continental Holdings, Inc., 6.370%, 6/1/18	75,000	76,837
Allegiant Travel Co., 5.500%, 7/15/19	40,000	41,320
		253,942
Auto Parts & Equipment: 1.4%
American Axle & Manufacturing, Inc., 7.750%, 11/15/19	20,000	21,925
The Goodyear Tire & Rubber Co., 8.750%, 8/15/20	50,000	58,375
		80,300
Automotive: 0.4%
Penske Automotive Group, Inc., 3.750%, 8/15/20	20,000	20,400
Banking: 3.4%
Ally Financial, Inc., 8.000%, 12/31/18	75,000	80,228
Ally Financial, Inc., 4.120%, 2/13/22	75,000	77,482
Synovus Financial Corp., 7.870%, 2/15/19	35,000	37,625
		195,335
Building & Construction: 2.5%
CalAtlantic Group, Inc., 8.370%, 5/15/18	30,000	31,200
Lennar Corp., 4.120%, 1/15/22	40,000	41,300
Lennar Corp., 6.950%, 6/1/18	30,000	30,900
Toll Brothers Finance Corp., 6.750%, 11/1/19	35,000	37,975
		141,375
Chemicals: 1.4%
CF Industries, Inc., 7.120%, 5/1/20	75,000	83,250
Computer Hardware: 3.9%
Dell, Inc., 5.650%, 4/15/18	40,000	40,650
EMC Corp., 2.650%, 6/1/20	125,000	123,710
Western Digital Corp., 10.500%, 4/1/24	50,000	58,750
		223,110
Cons/Comm/Lease Financing: 5.1%
Aircastle Ltd., 6.250%, 12/1/19	25,000	26,969
International Lease Finance Corp., 6.250%, 5/15/19	40,000	42,511
Navient Corp., 8.450%, 6/15/18	40,000	41,680
Navient Corp., 6.500%, 6/15/22	40,000	42,425
Navient Corp., 8.000%, 3/25/20	125,000	137,813
		291,398
Diversified Capital Goods: 0.7%
Anixter, Inc., 5.620%, 5/1/19	40,000	42,000
Electric - Generation: 4.0%
DPL, Inc., 6.750%, 10/1/19	55,000	57,475
Dynegy, Inc., 7.370%, 11/1/22	40,000	41,800
NRG Energy, Inc., 6.250%, 7/15/22	75,000	78,750
NRG Energy, Inc., 7.620%, 1/15/18	50,000	50,875
		228,900

Energy - Exploration & Production: 2.2%
Carrizo Oil & Gas, Inc., 7.500%, 9/15/20	20,000	20,425
Oasis Petroleum, Inc., 6.500%, 11/1/21	30,000	30,600
Resolute Energy Corp., 8.500%, 5/1/20	40,000	40,700
WPX Energy, Inc., 7.500%, 8/1/20	30,000	32,625
		124,350
Food - Wholesale: 1.4%
JBS USA Finance, Inc., 7.250%, 6/1/21 (a)	40,000	40,800
JBS USA Finance, Inc., 8.250%, 2/1/20 (a)	40,000	40,400
		81,200
Gaming: 2.7%
GLP Capital LP, 4.370%, 4/15/21	20,000	20,800
MGM Resorts International, 6.750%, 10/1/20	55,000	60,637
MGM Resorts International, 8.620%, 2/1/19	40,000	43,100
Scientific Games International, Inc., 10.000%, 12/1/22	25,000	27,688
		152,225
Gas Distribution: 5.9%
DCP Midstream Operating LP, 9.750%, 3/15/19 (a)	80,000	87,400
NGL Energy Partners LP, 5.120%, 7/15/19	55,000	55,000
Rockies Express Pipeline LLC, 5.620%, 4/15/20 (a)	95,000	99,869
Sunoco LP, 6.250%, 4/15/21	40,000	41,914
Sunoco LP, 5.500%, 8/1/20	50,000	51,500
		335,683
Health Services: 1.4%
Fresenius Medical Care US Finance II, Inc., 5.620%, 7/31/19 (a)	40,000	42,433
Kindred Healthcare, Inc., 8.000%, 1/15/20	15,000	14,733
Universal Hospital Services, Inc., 7.620%, 8/15/20	25,000	25,313
		82,479
Hospitals: 5.6%
HCA, Inc., 7.500%, 2/15/22	100,000	114,719
HCA, Inc., 3.750%, 3/15/19	85,000	86,806
Tenet Healthcare Corp., 6.000%, 10/1/20	115,000	122,557
		324,082
Investments & Misc Financial Services: 2.7%
Icahn Enterprises LP, 4.870%, 3/15/19	50,000	50,425
Icahn Enterprises LP, 6.000%, 8/1/20	100,000	103,195
		153,620
Media - Cable: 5.5%
CSC Holdings LLC, 7.620%, 7/15/18	35,000	36,330
CSC Holdings LLC., 6.750%, 11/15/21	65,000	71,825
Dish DBS Corp., 6.750%, 6/1/21	75,000	82,500
Dish DBS Corp., 7.870%, 9/1/19	75,000	81,937
Cablevision Systems Corp., 7.750%, 4/15/18	40,000	41,050
		313,642
Media - Services: 1.4%
Clear Channel Worldwide Holdings, Inc., 7.620%, 3/15/20	80,000	79,000
Metals/Mining Excluding Steel: 2.4%
Freeport-McMoRan, Inc., 3.100%, 3/15/20	40,000	40,080
Freeport-McMoRan, Inc., 2.370%, 3/15/18	55,000	55,000
Peabody Energy Corp., 6.000%, 3/31/22 (a)	40,000	41,300
		136,380
Non-Food & Drug Retailers: 2.8%
GameStop Corp., 6.750%, 3/15/21 (a)	75,000	78,000
GameStop Corp., 5.500%, 10/1/19 (a)	45,000	46,013
L Brands, Inc., 8.500%, 6/15/19	35,000	38,456
		162,469

Oil Field Equipment & Services: 1.4%
Nabors Industries, Inc., 4.620%, 9/15/21	20,000	19,620
Pride International LLC, 8.500%, 6/15/19	20,000	21,300
SESI LLC, 7.120%, 12/15/21	20,000	20,400
Transocean, Inc., 8.370%, 12/15/21 (b)	20,000	21,350
		82,670
Oil Refining & Marketing: 0.7%
PBF Holding Co. LLC, 7.000%, 11/15/23	40,000	41,200
Packaging: 1.0%
Greif, Inc., 7.750%, 8/1/19	50,000	54,500
Pharmaceuticals & Devices: 2.0%
Mallinckrodt International Finance SA, 3.500%, 4/15/18 (b)	40,000	40,088
Mallinckrodt International Finance SA, 4.870%, 4/15/20 (a)(b)	40,000	39,800
Valeant Pharmaceuticals International, Inc., 5.370%, 3/15/20 (a)	35,000	34,956
		114,844
Steel Producers & Products: 3.3%
United States Steel Corp., 7.370%, 4/1/20	70,000	76,300
AK Steel Corp., 7.620%, 10/1/21	65,000	67,600
Allegheny Technologies, Inc., 9.370%, 6/1/19	45,000	49,162
		193,062
Support - Services: 2.8%
The ADT Corp, 5.250%, 3/15/20	50,000	52,813
The ADT Corp., 6.250%, 10/15/21	55,000	60,981
CoreCivic, Inc., 4.120%, 4/1/20	45,000	46,125
		159,919
Telecom - Integrated/Services: 6.0%
CenturyLink, Inc., 6.450%, 6/15/21	75,000	78,040
Frontier Communications Corp., 8.500%, 4/15/20	55,000	53,350
Frontier Communications Corp., 8.120%, 10/1/18	85,000	85,850
Gogo Intermediate Holdings LLC, 12.500%, 7/1/22 (a)	35,000	39,900
Hughes Satellite Systems Corp., 6.500%, 6/15/19	25,000	26,594
Hughes Satellite Systems Corp., 7.620%, 6/15/21	10,000	11,355
Qwest Corp., 6.750%, 12/1/21	47,000	51,310
		346,399
Telecom - Wireless: 4.7%
Sprint Capital Corp., 6.900%, 5/1/19	80,000	85,300
Sprint Corp., 7.250%, 9/15/21	125,000	138,906
Sprint Communications, Inc., 7.000%, 8/15/20	40,000	43,705
		267,911
Total Corporate Bonds (cost $4,946,211)		4,934,920

Mutual Fund: 9.6%
Penn Capital Defensive Floating Rate Income Fund (c)	54,012	552,008
Total Mutual Fund (cost $551,786)		552,008

Short-Term Investment: 3.4%	Shares
Money Market Fund - 3.4%
Short-Term Investments Trust Treasury Portfolio Institutional Class, 0.900% (d)	196,453	196,453
Total Short-Term Investment (cost $196,453)		196,453

Total Investments - 99.0% (cost $5,694,450)		5,683,381
Other Assets and Liabilities 1.0%		58,307
Net Assets: 100.0%		$5,741,688

(a)
Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  As of September 30, 2017, the value of these investments was $778,158, or 13.6% of total net assets.

(b)	Foreign Issued Security. Industry concentration was as follows: Canada 2.5%; Cayman Islands 0.4%; Luxembourg 1.4%.
(c)	Affiliated company. See Footnote 3.
(d)	Rate reported is the 7-day effective yield as of September 30, 2017.

The cost basis of investments for federal income tax purposes at September 30, 2017 was as follows*:
Cost of investments	$5,694,450
Gross unrealized appreciation	13,114
Gross unrealized depreciation	(24,183)
Net unrealized depreciation	$(11,069)

*
Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

1. Subsequent Events
Effective October 31, 2017, the Penn Capital Small/Mid Cap Equity Fund changed its name to the Penn Capital Managed Alpha SMID Cap Equity Fund.
Effective October 31, 2017, the Penn Capital Small Cap Equity Fund changed its name to the Penn Capital Special Situations Small Cap Equity Fund.
Effective October 31, 2017, the Penn Capital Opportunistic High Yield Fund changed its name to the Penn Capital Multi-Credit High Income Fund.
Effective October 31, 2017, the Penn Capital Senior Floating Rate Income Fund changed its name to the Penn Capital Defensive Floating Rate Income Fund.

2. Significant Accounting Policies (Unaudited)
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A. Investment Valuation
The Funds use the following valuation methods to determine fair value as either fair value for investments for which market quotations are available, or if not available, the fair value, as determined in good faith pursuant to such policies and procedures as may be approved by the Trust’s Board from time to time. The valuation of the portfolio investments of the Funds currently includes the following processes:

Portfolio securities listed on a national or foreign securities exchange, except those listed on the NASDAQ® Stock Market and Small CapSM exchanges (“NASDAQ®”), for which market quotations are available, are valued at the official closing price of such exchange on each business day (defined as days on which the Funds are open for business (“Business Day”)). Portfolio securities traded on the NASDAQ® will be valued at the NASDAQ® Official Closing Price on each Business Day. If there is no such reported sale on an exchange or NASDAQ®, the portfolio security will be valued at the most recent quoted bid price. Price information on listed securities is taken from the exchange where the security is primarily traded.

Other assets and securities for which no quotations are readily available (such as for certain restricted or unlisted securities and private placements) or that may not be reliably priced (such as in the case of trade suspensions or halts, price movement limits set by certain foreign markets, and thinly traded or illiquid securities) will be valued in good faith at fair value using procedures and methods approved by the Board. Under the procedures adopted by the Board, the Board has delegated day-to-day responsibility for fair value determinations to a Valuation Committee comprised of representatives from the Advisor.

A Fund’s portfolio holdings may also consist of shares of other investment companies in which the Fund invests. The value of each such investment company will be its net asset value (“NAV”) at the time the Fund’s shares are priced. Each investment company calculates its NAV based on the current market value for its portfolio holdings. Each investment company values securities and other instruments in a manner as described in that investment company’s prospectus. The investment company’s prospectus explains the circumstances under which the company will use fair value pricing and the effects of using fair value pricing.

Because a Fund may invest in foreign securities, the Fund’s NAV may change on days when a shareholder will not be able to purchase or redeem Fund shares because foreign markets are open at times and on days when U.S. markets are not. Investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined. Foreign currency exchange rates are generally determined as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time). If an event that could materially affect the value of the Fund’s foreign securities has occurred between the time the securities were last traded and the time that the Fund calculates its NAV, the closing price of the Fund’s securities may no longer reflect their market value at the time the Fund calculates its NAV. In such a case, the Fund may use fair value methods to value such securities.

Fixed income securities shall be valued at the evaluated bid price supplied by the Fund’s pricing agent based on broker-dealer supplied valuations and other criteria, or directly by independent brokers when the pricing agent does not provide a price or the Valuation Committee does not believe that the pricing agent price reflects the current market value. If a price of a position is sought using independent brokers, the Advisor shall seek to obtain an evaluation bid price from at least two independent brokers who are knowledgeable about the position. The price of the position would be deemed to be an average of such bid prices. In the absence of sufficient broker dealer quotes, securities shall be valued at fair value pursuant to procedures adopted by the Board.

 Bank loans are not listed on any securities exchange or board of trade. They are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market. This market generally has fewer trades and less liquidity than the secondary market for other types of securities. Some bank loans have few or no trades, or trade infrequently, and information regarding a specific bank loan may not be widely available or may be incomplete. Except as otherwise specified, Bank loan securities shall be valued at the evaluated bid prices supplied by the Fund’s pricing agent based on broker-dealer supplied valuations and other criteria, or directly by independent brokers when the pricing agent does not provide a price or the Valuation Committee does not believe that the pricing agent price reflects the current market value. If a price of a position is sought using independent brokers, the Advisor shall seek to obtain a bid price from at least two independent brokers who are knowledgeable about the position. The price of the position would be deemed to be an average of such bid prices. In the absence of sufficient broker dealer quotes, securities shall be valued at fair value pursuant to procedures adopted by the Board.

Occasionally, reliable market quotations are not readily available (such as for certain restricted or unlisted securities and private placements) or securities and other assets may not be reliably priced (such as in the case of trade suspensions or halts, price movement limits set by certain foreign markets, and thinly traded or illiquid securities), or there may be events affecting the value of foreign securities or other securities held by the Funds that occur when regular trading on foreign or other exchanges is closed, but before trading on the NYSE is closed. Fair value determinations are then made in good faith in accordance with procedures adopted by the Board. Under the procedures adopted by the Board, the Board has delegated the responsibility for making fair value determinations to a Valuation Committee, subject to the Board’s oversight. Generally, the fair value of a portfolio security or other asset shall be the amount that the owner of the security or asset might reasonably expect to receive upon its current sale. A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available under the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – unadjusted quoted prices in active markets for identical securities that the Funds have the ability to access

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the inputs used as of September 30, 2017 in valuing each Fund’s investments:

Penn Capital Managed Alpha SMID Cap Equity Fund
Investments in Securities(a)	Level 1	Level 2	Level 3	Total

Common Stocks	$11,205,546	$-	$-	$11,205,546
Real Estate Investment Trusts (REITs)	550,384	-	-	550,384

Short-Term Investment	528,704	-	-	528,704
Total Investments in Securities	$12,284,634	$-	$-	$12,284,634

Penn Capital Special Situations Small Cap Equity Fund
Investments in Securities(a)	Level 1	Level 2	Level 3	Total

Common Stocks

     Aerospace & Defense
     Banks
     Biotechnology
     Building Products
     Capital Markets
     Chemicals
     Construction & Engineering
     Construction Materials
     Diversified Consumer Services
     Energy Equipment & Services
     Health Care Equipment & Supplies
     Health Care Providers & Services
     Hotels, Restaurants & Leisure
     Household Durables
     Power/Renewable Electricity
     Internet Software & Services
     IT Services
     Life Sciences Tools & Services
     Machinery
     Media
     Metals & Mining
     Oil, Gas & Consumable Fuels
     Pharmaceuticals
     Semiconductors & Equipment
     Software
     Specialty Retail
     Textiles, Apparel & Luxury Goods
     Thrifts & Mortgage Finance
     Trading Companies & Distributor
	$
314,880
2,784,024
332,085
302,986
548,106
319,202
127,516
401,048
343,160
1,251,296
967,521
650,131
2,466,837
416,176
440,354
2,059,895
649,130
415,910
1,651,853
2,598,069
543,402
986,404
247,041
1,127,121
800,807
338,445
241,679
344,955
688,147
		$ - - - - - - - - - - - - - - - - - - - 93 - - - - - - - - -	$ - - - - - - - - - - - - - - - - - - - - - - - - - - - - -	$
314,880
2,784,024
332,085
302,986
548,106
319,202
127,516
401,048
343,160
1,251,296
967,521
650,131
2,466,837
416,176
440,354
2,059,895
649,130
415,910
1,651,853
2,598,162
543,402
986,404
247,041
1,127,121
800,807
338,445
241,679
344,955
688,147

Total Common Stocks Short-Term Investment	24,358,180 533,595	93 -	- -	24,358,273 533,595
Total Investments in Securities	$24,891,775	$93	$-	$24,891,868

Penn Capital Multi-Credit High Income Fund

Investments in Securities(a)	Level 1	Level 2	Level 3	Total

Corporate Bonds	$-	$8,646,281	$-	$8,646,281
Convertible Bonds	-	125,697	-	125,697
Common Stocks
Energy - Exploration & Production	1,818	-	-	1,818
Media - Cable	-	-	43	43
Metals/Mining Excluding Steel	755	-	-	755
Total Common Stocks	2,573	-	43	2,616
Convertible Preferred Stock	-	7,858	-	7,858
Mutual Fund Preferred Stock	486,816 -	- -	- 41	486,816 41
Warrant	-	837	-	837
Short-Term Investment	45,775	-	-	45,775
Total Investments in Securities	$535,164	$8,780,673	$84	$9,315,921

Penn Capital Defensive Floating Rate Income Fund
Investments in Securities(a)	Level 1	Level 2	Level 3	Total

Bank Loans	$-	$23,230,594	$-	$23,230,594
Corporate Bonds	-	2,766,260	-	2,766,260
Short-Term Investment	1,593,636	-	-	1,593,636
Total Investments in Securities	$1,593,636	$25,996,854	$-	$27,590,490

Penn Capital Defensive Short Duration High Income Fund
Investments in Securities(a)	Level 1	Level 2	Level 3	Total

Corporate Bonds	$-	$4,934,920	$-	$4,934,920
Mutual Fund	552,008	-	-	552,008
Short-Term Investment	196,453	-	-	196,453
Total Investments in Securities	$748,461	$4,934,920	$-	$5,683,381

(a)	All other industry classifications are identified in the Schedule of Investments for each Fund.

The following table summarizes quantitative information about significant unobservable valuation inputs for Level 3 fair value measurement as of September 30, 2017:

Type of Assets	Fair value as of September 30, 2017	Valuation Techniques(s)	Unobservable Input
Penn Capital Multi-Credit High Income Fund Common Stock Option
ACC Claims Holdings LLC Preferred Stock	$ 43	Broker Quote(a)	-
Spanish Broadcasting Systems, Inc.	41	Broker Quote(a)	-
(a)	Unaudited.

The following table reconciles Level 3 investments based on the inputs used to determine fair value:

	Balance as of July 1, 2017	Purchases	Sales	Accretion of Discount	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Balance as of September 30, 2017	Change in Unrealized Appreciation / Depreciation from Investments Held as of September 30, 2017
Penn Capital Multi-Credit High Income Fund
Common Stock Option
ACC Claims Holdings LLC	$44	$-	$-	$-	$-	$(1)	$43	$(1)
Preferred Stock Spanish Broadcasting Systems, Inc.	32	-	-	-	-	9	41	9

The Funds disclose transfers between Levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2, or 3 for the period ended September 30, 2017.

3) Transactions with Affiliates (Unaudited)

The following issuers are affiliated with the Funds; that is, the Adviser had control of 5% or more of the outstanding voting securities during the period from July 1, 2017 through September 30, 2017. As defined in Section (2)(a)(3) of the Investment Company Act of 1940; such issues are:

	July 1, 2017		Additions		Reductions		September 30, 2017	Dividend	Unrealized	Realized	September 30, 2017
Issuer Name	Share Balance	Cost	Share Balance	Cost	Share Balance	Cost	Share Balance	Income	Appreciation/(Depreciation) Change	Gain/(Loss)	Value	Cost

Penn Capital Multi-Credit High Income Fund
Penn Capital Defensive Floating Rate Income Fund	-	$-	47,634	$486,937	-	$-	47,634	$-	$(121)	$-	$486,816	$486,937
		$-		$486,937		$-		$-	$(121)	$-	$486,816	$486,937

Penn Capital Defensive Short Duration High Income Fund
Penn Capital Defensive Floating Rate Income Fund	-	$-	54,012	$551,786	-	$-	54,012	$-	$222	$-	$552,008	$551,786
		$-		$551,786		$-		$-	$222	$-	$552,008	$551,786

Item 2. Controls and Procedures.

(a)
The registrant’s certifying officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this document.

(b)
There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act), or in other factors that could significantly affect this control, that occurred during the registrant's last fiscal quarter, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits.

(a) Exhibit 99.Cert. – Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  PENN Capital Funds Trust

By (Signature and Title  /s/ Richard A. Hocker
 Richard A. Hocker, President

Date  November 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Richard A. Hocker
Richard A. Hocker, President

Date  November 27, 2017

By (Signature and Title)*  /s/ Gerald McBride
Gerald McBride, Treasurer

Date  November 22, 2017

* Print the name and title of each signing officer under his or her signature.